Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cost
Cost at beginning	¥ 76,129	¥ 23,576
Additions Cost		54,427
Disposals Cost		(1,874)
Cost at ending	75,030	76,129
Accumulated depreciation
Accumulated depreciation at beginning	(15,686)	(5,441)
Depreciation charge for the year Accumulated depreciation		(10,709)
Disposals Accumulated depreciation		464
Accumulated depreciation at ending	(22,987)	(15,686)
Net carrying amount
Property, plant and equipment	52,043	60,443
Depreciation charge for the period (Unaudited) Accumulated depreciation	(7,621)
Disposals (Unaudited) Accumulated depreciation	320
Additions (Unaudited) Cost	150
Disposals (Unaudited) Cost	(1,249)
Leasehold improvements [member]
Cost
Cost at beginning	4,561	4,136
Additions Cost		425
Disposals Cost
Cost at ending	4,561	4,561
Accumulated depreciation
Accumulated depreciation at beginning	(3,662)	(2,858)
Depreciation charge for the year Accumulated depreciation		(804)
Disposals Accumulated depreciation
Accumulated depreciation at ending	(4,139)	(3,662)
Net carrying amount
Property, plant and equipment	422	899
Depreciation charge for the period (Unaudited) Accumulated depreciation	(477)
Disposals (Unaudited) Accumulated depreciation
Additions (Unaudited) Cost
Disposals (Unaudited) Cost
Music Education Equipment [Member]
Cost
Cost at beginning	70,197	18,226
Additions Cost		53,830
Disposals Cost		(1,859)
Cost at ending	69,087	70,197
Accumulated depreciation
Accumulated depreciation at beginning	(11,000)	(1,752)
Depreciation charge for the year Accumulated depreciation		(9,710)
Disposals Accumulated depreciation		462
Accumulated depreciation at ending	(17,723)	(11,000)
Net carrying amount
Property, plant and equipment	51,364	59,197
Depreciation charge for the period (Unaudited) Accumulated depreciation	(7,043)
Disposals (Unaudited) Accumulated depreciation	320
Additions (Unaudited) Cost	139
Disposals (Unaudited) Cost	(1,249)
Furniture and fixtures [Member]
Cost
Cost at beginning	341	335
Additions Cost		6
Disposals Cost
Cost at ending	341	341
Accumulated depreciation
Accumulated depreciation at beginning	(251)	(179)
Depreciation charge for the year Accumulated depreciation		(72)
Disposals Accumulated depreciation
Accumulated depreciation at ending	(287)	(251)
Net carrying amount
Property, plant and equipment	54	90
Depreciation charge for the period (Unaudited) Accumulated depreciation	(36)
Disposals (Unaudited) Accumulated depreciation
Office equipment [member]
Cost
Cost at beginning	1,030	879
Additions Cost		166
Disposals Cost		(15)
Cost at ending	1,041	1,030
Accumulated depreciation
Accumulated depreciation at beginning	(773)	(652)
Depreciation charge for the year Accumulated depreciation		(123)
Disposals Accumulated depreciation		2
Accumulated depreciation at ending	(838)	(773)
Net carrying amount
Property, plant and equipment	203	¥ 257
Depreciation charge for the period (Unaudited) Accumulated depreciation	(65)
Disposals (Unaudited) Accumulated depreciation
Additions (Unaudited) Cost	¥ 11